Other revenue	12 Months Ended
Mar. 31, 2019
Other revenue
Other revenue

9  Other revenue

	March 31,
	2017	2018	2019
Marketing revenue	320,527	502,097	938,476
Total	320,527	502,097	938,476

Primarily comprising advertising revenue and fees for facilitating website access to travel insurance providers.